Deferred Tax Assets and Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in deferred tax
Cost at Opening Balance	kr (26,661)	kr (36,854)
Recognized in Profit or Loss	8,688	8,417
Exchange Differences	(7,981)	1,776
Cost at Closing Balance	(25,953)	(26,661)
Intangible assets
Change in deferred tax
Cost at Opening Balance	(46,175)	(47,120)
Recognized in Profit or Loss	0
Exchange Differences	(10,614)	945
Cost at Closing Balance	(56,789)	(46,175)
Tangible assets
Change in deferred tax
Cost at Opening Balance	(238)
Recognized in Profit or Loss	(477)	(226)
Exchange Differences	(51)	(12)
Cost at Closing Balance	(766)	(238)
Lease items net value
Change in deferred tax
Cost at Opening Balance	270
Recognized in Profit or Loss	68	256
Exchange Differences	44	14
Cost at Closing Balance	382	270
Liabilities
Change in deferred tax
Cost at Opening Balance	0
Recognized in Profit or Loss	3,122
Exchange Differences	96
Cost at Closing Balance	3,218	0
Personnel-related items
Change in deferred tax
Cost at Opening Balance		596
Recognized in Profit or Loss	5,699	3,304
Exchange Differences	814	240
Tax loss carried forward
Change in deferred tax
Cost at Opening Balance	15,319	9,666
Recognized in Profit or Loss	0	5,065
Exchange Differences	1,718	588
Cost at Closing Balance	17,037	15,319
Other items
Change in deferred tax
Cost at Opening Balance	23	4
Recognized in Profit or Loss	276	18
Exchange Differences	12	1
Cost at Closing Balance	kr 311	kr 23